Income Taxes (Details 2) (USD $)	Dec. 31, 2014
Operating loss carryforwards
Deferred tax asset before valuation allowance	$ 357,359,000
U.S.
Operating loss carryforwards
Deferred tax asset before valuation allowance	66,500,000
Foreign | Australia
Operating loss carryforwards
Valuation allowance on net operating loss carryforwards and capital loss carryforward	36,900,000
U.S. federal (IRS)
Operating loss carryforwards
Net operating loss carryforwards	3,200,000
Valuation allowance against net operating loss carryforwards	25,000,000
Irish Federal
Operating loss carryforwards
Net operating loss carryforwards	$ 1,749,900,000